Income taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income taxes
Schedule of significant components of deferred income tax assets and liabilities

	December 31,
	2017 (as adjusted)	2016 (as adjusted)
	(in thousands)
Deferred Tax Assets:
Net operating loss	$32,193	$65,532
Share-based compensation	1,340	1,562
R&D tax credit	1,696	1,792
Other reserves	1,069	1,063
Capital lease liability	563	151
State deferreds	397	5
Inventory	829	77
Other current assets	319	118
Other	3,158	2,448

Total deferred tax assets	41,564	72,748

Deferred Tax Liabilities:
Deferred Revenue	—	(1,245)
Intangible assets	(1,846)	(3,371)
Property and equipment	(747)	(124)

Total deferred tax liabilities	(2,593)	(4,740)

Valuation allowance	(38,971)	(68,008)

Net deferred tax asset (liability)	$—	$—

Schedule of gross unrecognized tax benefits
	December 31,
	2017	2016
	(in thousands)
Beginning Balance	$5,081	$4,355
Increase based on tax positions taken during a current period	2,180	726

Ending Balance	$7,261	$5,081

Schedule of reconciliation of Federal statutory tax rate

	Year Ended December 31,
	2017	2016
U.S. Statutory Tax Rate	34%	34%
Change in Valuation Allowance	44%	(36)%
Deferred Tax Adjustments	(47)%	1%
Federal Rate Change	(31)%	—
State tax expense, net	2%	2%
Provision to Return and Other Adjustments	(2)%	(1)%

Tax Expense / (Benefit)	0%	0%